N-2	Jun. 24, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001258623
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	EATON VANCE SENIOR FLOATING RATE TRUST
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Fund	No. of Common Shares Outstanding on May 28, 2024	No. of APS Outstanding on May 28, 2024
Senior Floating-Rate Trust	29,200,987	3,032
Tax-Advantaged Dividend Income Fund	74,542,782	–
Tax-Advantaged Global Dividend Income Fund	76,458,956	–
Tax-Managed Diversified Equity Income Fund	157,388,026	–
Tax-Managed Global Diversified Equity Income Fund	306,286,161	–

Common Shares Senior Floating-Rate Trust [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Senior Floating-Rate Trust
Outstanding Security, Authorized [Shares]	29,200,987
Common Shares Tax-Advantaged Dividend Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Advantaged Dividend Income Fund
Outstanding Security, Authorized [Shares]	74,542,782
Common Shares Tax-Advantaged Global Dividend Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Advantaged Global Dividend Income Fund
Outstanding Security, Authorized [Shares]	76,458,956
Common Shares Tax-Managed Diversified Equity Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Managed Diversified Equity Income Fund
Outstanding Security, Authorized [Shares]	157,388,026
Common Shares Tax-Managed Global Diversified Equity Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Managed Global Diversified Equity Income Fund
Outstanding Security, Authorized [Shares]	306,286,161